Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions					11 Months Ended
	Apr. 26, 2023	Dec. 08, 2022	Jun. 08, 2022	Mar. 22, 2022	Dec. 31, 2022	Apr. 07, 2023
Subsequent Events
Number of shares available for issuance under the option plans					6,795
Number of shares transferred				2,702,083
UK Plan
Subsequent Events
Number of shares awarded to employees and directors			3,547
US Plan
Subsequent Events
Number of shares awarded to employees and directors			3,547
Exercise price per shares issued			$ 90.50
Stock option vesting period			4 years		3 years 3 months 14 days
J A T T Acquisition Corp
Subsequent Events
Number of shares issued on business combination					550,000
License agreement with Lilly
Subsequent Events
Upfront cash payment		$ 7.0
Maximum amount of development and regulatory milestone payments					$ 155.0
Maximum amount of sales milestone payments					$ 440.0
Subsequent Events | Severance agreement with Chief operating officer
Subsequent Events
Options vested and exercisable						59,594
Subsequent Events | License agreement with Lilly
Subsequent Events
Upfront cash payment	$ 5.8
Number of shares transferred	1,000,000
Amount payable upon receipt of certain know-how, data, information and materials	$ 5.0
Maximum amount of development and regulatory milestone payments	195.0
Maximum amount of sales milestone payments	$ 440.0